Fair Value Measurement - Summary of Quantitative Information About The Significant Unobservable Inputs (Details) - Level 3 Inputs - Recurring Basis	Dec. 31, 2022	Dec. 31, 2021
Expected Future Recovery Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	4.8	4.3
Expected Future Recovery Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	4.8	4.3
Expected Future Recovery Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Loans at fair value	4.8	4.3
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	1.3	5.6
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	12.1	12.2
Guarantee Derivative Assets or Liabilities | Cumulative Loss Rates | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	7.8	7.8
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	10.0	10.0
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	10.0	10.0
Guarantee Derivative Assets or Liabilities | Margins on Cost of Guarantee Services | Weighted-Average
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Guarantee derivatives assets or liabilities	10.0	10.0